PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROJECT ASSETS
Project assets - Development costs, including acquisition and land	$ 1,286,434	$ 907,526
Project assets - EPC and other construction costs	744,321	376,736
Total project assets	2,030,755	1,284,262
Current portion	549,269	394,376
Non-current portion	1,481,486	889,886
Impairment loss of project assets	60,245	33,052	$ 16,239
Interest capitalized - project assets	$ 64,201	$ 38,456	$ 27,676